Cover	Oct. 28, 2026
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Bridger Aerospace Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41603
Entity Tax Identification Number	88-3599336
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	813-0079
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001941536
Amendment Flag	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BAER
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BAERW
Security Exchange Name	NASDAQ